Restatement of Previously Issued Financial Statements	8 Months Ended
Dec. 31, 2020
Deerfield Healthcare Technology Acquisitions Corp
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In April 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase common stock that the Company issued in July 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon.  As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on July 21, 2020, the Company’s Warrants were accounted for as equity within the Company’s previously reported balance sheets.  After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Audit Committee, management concluded that the Warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement.  In light of the SEC Staff’s published views, the Company reassessed its accounting for the Warrants issued on July 21, 2020.   Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s statement of operations each reporting period.

As a result of the foregoing, the Audit Committee, in consultation with management, concluded that the Company’s previously issued financial statements for the Affected Periods should be restated because of a misapplication in the guidance around accounting for our outstanding Warrants and should no longer be relied upon. The Company had initially accounted for the Warrants as a component of equity but upon further evaluation of the terms of the Warrants, concluded that the Warrants should be accounted for as a derivative liability. The warrant agreement governing the Warrants includes a provision (the “Replacement of Securities Upon Reorganization”) of which application of such provision could result in a different settlement value for the Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed option on the Company’s common stock, these Warrants could not be considered “indexed to the Company’s own stock.” In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s common stock, all holders of the Warrants (both the public Warrants and private placement Warrants) would be entitled to receive cash for their Warrants. In other words, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Warrant holders would be entitled to cash, while only certain of the holders of the Company’s common stock would be entitled to cash. These provisions preclude the Company from classifying the Warrants in stockholders’ equity. As a result of these provisions, the Company has restated its financial statements to reflect the Company’s Warrants as a derivative liability with changes in the fair value recorded in the current period earnings.

The Warrants were issued in connection with the Company’s Initial Public Offering of 14,375,000 Units and  Private Placement Warrants completed on July 21, 2020. Each Unit consists of one of the Company’s shares of Class A common stock, $0.0001 par value and one-fifth of one redeemable warrant. Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. The Warrants will expire worthless five years from the date of issuance. The material terms of the Warrants are more fully described in Note 7.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$144,943,445	$—	$144,943,445
Liabilities and stockholders’ equity
Total current liabilities	$3,756,068	$—	$3,756,068
Deferred underwriting commissions	4,443,250	—	4,443,250
Warrant liabilities	—	24,764,148	24,764,148
Total liabilities	8,199,318	24,764,148	32,963,466
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	131,744,120	(24,764,150)	106,979,970
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A ordinary stock - $0.0001 par value	120	248	368
Class B ordinary stock - $0.0001 par value	359	—	359
Additional paid-in-capital	8,924,620	17,585,403	26,510,023
Accumulated deficit	(3,925,092)	(17,585,649)	(21,510,741)
Total stockholders’ equity	5,000,007	2	5,000,009
Total liabilities and stockholders’ equity	$144,943,445	$—	$144,943,445

	For the Period from May 8, 2020
	(inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(4,011,654)	$—	$(4,011,654)
Other (expense) income:
Fair value adjustment on derivative warrant liabilities	—	(17,585,649)	(17,585,649)
Interest earned on investments held in Trust Account	86,562	—	86,562
Total other (expense) income	86,562	(17,585,649)	(17,499,087)
Net loss	$(3,925,092)	$(17,585,649)	$(21,510,741)
Basic and Diluted weighted-average Class A ordinary shares outstanding	14,375,000	—	14,375,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	3,468,192	—	3,468,192
Basic and Diluted net loss per Class B share	$(1.13)	—	$(6.20)

	For the Period from May 8, 2020
	(inception) through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(3,925,092)	$(17,585,649)	$(21,510,741)
Adjustment to reconcile net loss to net cash used in operating activities	(86,562)	17,585,649	17,499,087
Net cash used in operating activities	(455,648)	—	(455,648)
Net cash used in investing activities	(143,750,000)	—	(143,750,000)
Net cash provided by financing activities	145,114,359	—	145,114,359

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$145,032,529	$—	$145,032,529
Liabilities and stockholders’ equity
Total current liabilities	$146,941	$—	$146,941
Deferred underwriting commissions	4,443,250	—	4,443,250
Derivative warrant liabilities	—	8,360,013	8,360,013
Total liabilities	4,590,191	8,360,013	12,950,204
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	135,442,330	(8,360,010)	127,082,320
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A ordinary stock - $0.0001 par value	83	84	167
Class B ordinary stock - $0.0001 par value	359	—	359
Additional paid-in-capital	5,226,447	1,181,427	6,407,874
Accumulated deficit	(226,881)	(1,181,514)	(1,408,395)
Total stockholders’ equity	5,000,008	(3)	5,000,005
Total liabilities and stockholders’ equity	$145,032,529	$—	$145,032,529

	For the Three Months Ended September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(239,727)	$—	$(239,727)
Other (expense) income:
Fair value adjustment on derivative warrant liabilities	—	(1,181,514)	(1,181,514)
Interest earned on investments held in Trust Account	43,410	—	43,410
Total other (expense) income	43,410	(1,181,514)	(1,138,104)
Net loss	$(196,317)	$(1,181,514)	$(1,377,831)

Basic and Diluted weighted-average Class A ordinary shares outstanding	14,375,000		14,375,000
Basic and Diluted net loss per Class A share	$0.00		$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	3,593,750		3,593,750
Basic and Diluted net loss per Class B share	$(0.05)		$(0.38)

	For the period from May 8
	(inception) through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(270,291)	$—	$(270,291)
Other (expense) income:
Fair value adjustment on derivative warrant liabilities	—	(1,181,514)	(1,181,514)
Interest earned on investments held in Trust Account	43,410	—	43,410
Total other (expense) income	43,410	(1,181,514)	(1,138,104)
Net loss	$(226,881)	$(1,181,514)	$(1,408,395)

Basic and Diluted weighted-average Class A ordinary shares outstanding	14,375,000		14,375,000
Basic and Diluted net loss per Class A share	$0.00		$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	3,593,750		3,593,750
Basic and Diluted net loss per Class B share	$(0.06)		$(0.39)

	For the period from May 8
	(inception) through September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(226,881)	$(1,181,514)	$(1,408,395)
Adjustment to reconcile net loss to net cash used in operating activities	(43,410)	1,181,514	1,138,104
Net cash used in operating activities	(376,769)	—	(376,769)
Net cash used in investing activities	(143,750,000)	—	(143,750,000)
Net cash provided by financing activities	145,114,359	—	145,114,359

In addition, the impact to the balance sheet dated July 21, 2020, filed on Form 8-K on July 27, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $7.2 million increase to the derivative warrant liabilities line item at July 21, 2020 and offsetting decrease to the Class A common stock subject to redemption mezzanine equity line item.  There is no change to total stockholders’ equity at the reported balance sheet date.